Segmented and geographic information - Breakdown of revenue from reporting segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 25,606	$ 23,332	[1]
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Revenue	10,241	9,416
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	5,730	5,403
Canadian Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	2,465	2,501
Canadian Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	3,265	2,902
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Revenue	2,805	2,692
U.S. Commercial Banking and Wealth Management [member] | Commercial banking [member]
Disclosure of operating segments [line items]
Revenue	1,956	1,786
U.S. Commercial Banking and Wealth Management [member] | Wealth management [member]
Disclosure of operating segments [line items]
Revenue	849	906
Capital Markets and Direct Financial Services [member]
Disclosure of operating segments [line items]
Revenue	5,804	5,488
Capital Markets and Direct Financial Services [member] | Global Markets [member]
Disclosure of operating segments [line items]
Revenue	2,737	2,614
Capital Markets and Direct Financial Services [member] | Corporate and investment banking [member]
Disclosure of operating segments [line items]
Revenue	1,760	1,637
Capital Markets and Direct Financial Services [member] | Direct financial services [member]
Disclosure of operating segments [line items]
Revenue	1,307	1,237
Corporate and Other [member]
Disclosure of operating segments [line items]
Revenue	1,026	333
Corporate and Other [member] | International banking [member]
Disclosure of operating segments [line items]
Revenue	980	956
Corporate and Other [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	$ 46	$ (623)

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.